SCHEDULE OF INVESTMENTS

Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Energy – 0.0%
Bellatrix Exploration Ltd.(B)(C)	98	$—*

Health Care – 0.0%
Advanz Pharma Corp.(B)	7	31

Total Canada - 0.0%		$31

Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR(B)(E)	19	226

Studio City International Holdings Ltd. ADR(B)(D)	46	550

Total Hong Kong - 0.2%		$776

United States

Consumer Discretionary – 0.6%
Laureate Education, Inc., Class A(B)	20	287
New Cotai Participation Corp., Class B(B)(C)(E)	414	2,027
True Religion Apparel, Inc.(B)(C)	1	—
		2,314

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC(B)(C)(E)	1	—

Energy – 0.3%
California Resources Corp.(B)	7	175
EP Energy Corp.(B)(E)	4	141
Foresight Energy L.P.(B)(C)(E)	42	698
KCA Deutag UK Finance plc(B)(C)	5	211
McDermott International, Inc.(B)(C)	80	62
		1,287

Materials – 0.0%
Westmoreland Coal Co.(B)	7	25

Total United States - 0.9%		$3,626

TOTAL COMMON STOCKS – 1.1%		$4,433
(Cost: $7,324)

PREFERRED STOCKS

United States

Energy – 0.4%
Targa Resources Corp., 9.500%(B)(E)	1	1,567

Total United States - 0.4%		$1,567

TOTAL PREFERRED STOCKS – 0.4%		$1,567
(Cost: $1,624)

WARRANTS

United States – 0.0%
California Resources Corp., expires 12-31-40, Expires 10-27-24(F)	1	5

TOTAL WARRANTS – 0.0%		$5
(Cost: $119)

ASSET-BACKED SECURITIES	Principal

Cayman Islands – 0.5%
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps) 5.158%, 10-22-29(G)(H)	$250	246
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps) 3.621%, 11-13-31(G)(H)	800	778
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps) 4.118%, 10-20-30(G)(H)	250	227
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps) 4.468%, 1-20-29(G)(H)	500	490
		1,741

Ireland – 0.1%
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps) 2.850%, 1-20-32(H)(I)	EUR385	443

United States – 1.2%
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 7.968%, 7-20-28(H)	$1,350	1,262
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps) 6.659%, 7-23-31(G)(H)	750	706
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 3.745%, 10-25-30(G)(H)	1,000	917
Trinitas CLO Ltd., Ser 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps) 4.457%, 7-15-32(G)(H)	1,000	1,000
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps) 6.118%, 7-20-31(G)(H)	750	713
		4,598

TOTAL ASSET-BACKED SECURITIES – 1.8%		$6,782
(Cost: $6,964)

CORPORATE DEBT SECURITIES

Argentina

Energy – 0.2%
Pampa Energia S.A. 7.500%, 1-24-27(G)	800	710

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. (PIK 5-20-20 to 2-1-21, Cash to 5-1-21) 9.375%, 2-1-27(G)(J)	276	239

Total Argentina - 0.3%		$949

Australia

Financials – 0.3%
Australia and New Zealand Banking Group Ltd. 4.500%, 3-19-24(G)	1,100	1,212

Industrials – 0.2%
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(G)	630	661

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(G)	1,100	1,162

Total Australia - 0.8%		$3,035

Austria

Consumer Staples – 0.5%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(G)	1,500	1,619
5.750%, 1-15-28	200	214
		1,833

Total Austria - 0.5%		$1,833

Bermuda

Communication Services – 0.2%
Digicel International Finance Ltd. 8.000%, 12-31-26(G)	86	72
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK) 13.000%, 12-31-25(G)(J)	115	117
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK) 10.000%, 4-1-24(J)	947	847
		1,036

Consumer Staples – 0.3%
Bacardi Ltd. 4.450%, 5-15-25(G)	1,100	1,228

Energy – 0.1%
GeoPark Ltd. 5.500%, 1-17-27(G)	400	400

Financials – 0.2%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK)

7.625%, 10-15-25(G)(J)	708	756

Total Bermuda - 0.8%		$3,420

Brazil

Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A. 4.875%, 1-22-30(G)	200	213

Industrials – 0.2%
Cosan Ltd. 5.500%, 9-20-29(D)(G)	700	767

Materials – 0.6%
Nexa Resources S.A. 6.500%, 1-18-28(G)	400	472
Unigel Luxembourg S.A. 8.750%, 10-1-26(G)	400	430
Vale Overseas Ltd. 6.250%, 8-10-26	1,025	1,271
		2,173

Utilities – 0.3%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(G)	1,000	1,045

Total Brazil - 1.1%		$4,198

British Virgin Islands

Information Technology – 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(G)	2,000	1,980

Total British Virgin Islands - 0.5%		$1,980

Canada

Consumer Discretionary – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc. 3.500%, 2-15-29(G)	367	367
Gateway Casinos & Entertainment Ltd. 8.250%, 3-1-24(G)	562	528
		895

Consumer Staples – 0.2%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(G)	640	661

Energy – 0.8%
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)	1,257	1,271
5.375%, 9-30-25(G)	480	488
TransCanada PipeLines Ltd. 4.250%, 5-15-28	900	1,062
		2,821

Financials – 0.4%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	600	718
Royal Bank of Canada:
3.700%, 10-5-23	150	164
4.650%, 1-27-26	550	649
		1,531

Health Care – 0.0%
Advanz Pharma Corp. 8.000%, 9-6-24	81	81

Industrials – 0.3%
Garda World Security Corp. (GTD by GW Intermediate Corp.) 4.625%, 2-15-27(G)	239	242
GFL Environmental, Inc.:

3.750%, 8-1-25(G)	256	261
5.125%, 12-15-26(G)	76	81
3.500%, 9-1-28(G)	199	203
		787

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(D)(G)	423	441
7.000%, 12-31-27(G)	1,049	1,098
Open Text Corp. 3.875%, 2-15-28(G)	55	57
		1,596

Materials – 0.3%
HudBay Minerals, Inc. 7.625%, 1-15-25(G)	102	106
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)	661	688
5.250%, 6-1-27(G)	345	368
		1,162

Total Canada - 2.6%		$9,534

Cayman Islands

Consumer Discretionary – 0.1%
Meituan 3.050%, 10-28-30(G)	400	416

Financials – 0.4%
Grupo Aval Ltd. 4.375%, 2-4-30(G)	400	426
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(G)	470	493
Three Gorges Finance I Ltd. 1.300%, 9-22-25(D)(G)	800	790
		1,709

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	600	658
Lima Metro Line 2 Finance Ltd. 5.875%, 7-5-34(G)	105	127
		785

Total Cayman Islands - 0.7%		$2,910

Chile

Consumer Discretionary – 0.1%
Saci Falabella 3.750%, 10-30-27(D)(G)	500	539

Financials – 0.4%
Banco del Estado de Chile 2.704%, 1-9-25(G)	1,300	1,373

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(G)	600	673

Utilities – 0.3%
Enel Chile S.A. 4.875%, 6-12-28	840	989

Total Chile - 1.0%		$3,574

China

Communication Services – 0.6%
Tencent Holdings Ltd. 2.985%, 1-19-23(G)	1,000	1,041
Weibo Corp. 3.500%, 7-5-24	900	943
		1,984

Consumer Discretionary – 0.3%
Alibaba Group Holding Ltd. 3.400%, 12-6-27	1,000	1,119

Energy – 0.2%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(G)	800	894

Information Technology – 0.1%
Baidu, Inc. 3.425%, 4-7-30	250	276

Real Estate – 0.2%
Country Garden Holdings Co. Ltd.:
7.250%, 4-8-26	200	225
4.800%, 8-6-30	200	216
Logan Group Co. Ltd. 5.750%, 1-14-25	200	212
Times China Holdings Ltd. 6.200%, 3-22-26	200	208
		861

Total China - 1.4%		$5,134

Columbia

Communication Services – 0.1%
Colombia Telecomunicaciones S.A. E.S.P. 4.950%, 7-17-30(G)	200	222

Energy – 0.0%
Oleoducto Central S.A. 4.000%, 7-14-27(G)	200	217

Financials – 0.1%
Bancolombia S.A. 3.000%, 1-29-25	340	354

Utilities – 0.3%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(G)	1,000	1,075
Grupo Energia Bogota S.A. E.S.P. 4.875%, 5-15-30(G)	200	235
		1,310

Total Columbia - 0.5%		$2,103

Denmark

Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(G)	700	729

Total Denmark - 0.2%		$729

France

Communication Services – 0.5%
Altice France S.A.:
7.375%, 5-1-26(G)	356	375
8.125%, 2-1-27(G)	1,300	1,433
		1,808

Consumer Discretionary – 0.2%
Klesia Prevoyance 5.375%, 12-8-26(I)	EUR300	405
Parts Europe S.A. 6.500%, 7-16-25(G)(I)	200	254
		659

Financials – 0.4%
BNP Paribas S.A. 7.625%, 12-29-49(G)	$1,000	1,012
Humanis Prevoyance 5.750%, 10-22-25(I)	EUR300	409
		1,421

Materials – 0.1%
Constellium SE 5.625%, 6-15-28(G)	$250	269

Total France - 1.2%		$4,157

Germany

Financials – 0.1%
Techem Verwaltungsgesellschaft 674 mbH 2.000%, 7-15-25(I)	EUR300	364

Health Care – 0.1%
Nidda Healthcare Holding AG:
3.500%, 9-30-24(G)(I)	100	122
3.500%, 9-30-24(I)	224	271
		393

Total Germany - 0.2%		$757

Hong Kong

Financials – 0.3%
AIA Group Ltd.:
3.375%, 4-7-30(G)	$200	224
3.200%, 9-16-40(G)	200	210
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(G)	600	652
		1,086

Information Technology – 0.2%
Xiaomi Best Time International Ltd. 3.375%, 4-29-30(G)	650	692

Total Hong Kong - 0.5%		$1,778

India

Communication Services – 0.1%
Network i2i Ltd. 5.650%, 4-15-68(G)	250	266

Utilities – 0.4%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(G)	620	657
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(G)	400	443
Adani Transmission Ltd. 4.250%, 5-21-36	193	204
Greenko Mauritius Ltd. 6.250%, 2-21-23(G)	450	465
		1,769

Total India - 0.5%		$2,035

Indonesia

Communication Services – 0.1%
PT Tower Bersama Infrastructure Tbk 4.250%, 1-21-25	200	208

Energy – 0.1%
PT Pertamina (Persero) 4.175%, 1-21-50	200	215

Utilities – 0.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(G)	700	837
4.000%, 6-30-50(G)	200	205
		1,042

Total Indonesia - 0.5%		$1,465

Ireland

Consumer Staples – 0.1%
Eurotorg LLC (Via Bonitron Designated Activity Co.) 9.000%, 10-22-25(G)	350	374

Materials – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
5.250%, 4-30-25(G)	55	58
4.125%, 8-15-26(G)	83	87
2.125%, 8-15-26(G)(I)	EUR150	183
		328

Total Ireland - 0.2%		$702

Isle of Man

Consumer Discretionary – 0.3%
GOHL Capital Ltd. 4.250%, 1-24-27(D)	$1,200	1,271

Total Isle of Man - 0.3%		$1,271

Israel

Energy – 0.0%
Delek & Avner Tamar Bond Ltd. 5.082%, 12-30-23(G)	100	104

Total Israel - 0.0%		$104

Italy

Communication Services – 0.1%
Telecom Italia S.p.A. 1.125%, 3-26-22(I)	EUR200	244

Total Italy - 0.1%		$244

Jamaica

Communication Services – 0.3%
Digicel Group Ltd. 8.750%, 5-25-24(G)	$316	332
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000%, 4-1-25(G)(J)	126	66
Digicel Group Ltd. (7.000% Cash or 7.000% PIK) 7.000%, 10-1-68(G)(J)	103	28
Digicel Ltd. 6.750%, 3-1-23(G)	1,000	774
		1,200

Total Jamaica - 0.3%		$1,200

Japan

Financials – 0.7%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	600	677
Mizuho Financial Group, Inc. 3.170%, 9-11-27	600	669
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	940	1,017
		2,363

Total Japan - 0.7%		$2,363

Luxembourg

Communication Services – 1.2%
Altice France Holding S.A.:
10.500%, 5-15-27(G)	2,022	2,270
6.000%, 2-15-28(G)	1,618	1,638
Intelsat Jackson Holdings S.A. 9.500%, 9-30-22(A)(G)	414	461
Matterhorn Telecom S.A. 3.125%, 9-15-26(I)	EUR200	242
		4,611

Consumer Discretionary – 0.1%
B2W Digital Lux S.a.r.l. 4.375%, 12-20-30(G)	$200	207

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(D)(G)	600	647

Energy – 0.1%
Offshore Drilling Holding S.A. 8.375%, 9-20-20(A)(G)(K)	1,600	192

Financials – 0.4%
FS Luxembourg S.a r.l 10.000%, 12-15-25(G)	200	217
JSM Global S.a.r.l. 4.750%, 10-20-30(D)(G)	1,000	1,076
PLT VII Finance S.a.r.l. 4.625%, 1-5-26(G)(I)	EUR100	127
Rede D’Or Finance S.a.r.l. 4.500%, 1-22-30(G)	$500	521
		1,941

Industrials – 0.4%
Rumo Luxembourg S.a.r.l.:
7.375%, 2-9-24(G)	1,150	1,193
5.250%, 1-10-28(G)	200	217
		1,410

Materials – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK) 6.500%, 6-30-27(G)(J)	353	377

Total Luxembourg - 2.5%		$9,385

Macau

Consumer Discretionary – 0.4%
Sands China Ltd. 5.125%, 8-8-25	600	673
Wynn Macau Ltd.:
4.875%, 10-1-24(G)	200	202
5.500%, 10-1-27(G)	446	463
		1,338

Total Macau - 0.4%		$1,338

Malaysia

Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(G)	350	402

Total Malaysia - 0.1%		$402

Mauritius

Industrials – 0.1%
HTA Group Ltd. 7.000%, 12-18-25(G)	200	215

Total Mauritius - 0.1%		$215

Mexico

Communication Services – 0.1%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(G)	200	207

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V. 4.500%, 1-25-22(G)	1,250	1,299
Kimberly-Clark de Mexico 3.800%, 4-8-24(G)	1,000	1,078
		2,377

Energy – 0.1%
Petroleos Mexicanos 6.490%, 1-23-27	350	370

Financials – 0.9%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(G)	550	604
Banco Santander S.A.:
4.125%, 11-9-22(G)	1,150	1,213
5.375%, 4-17-25(G)	600	689

Trust F/1401 4.869%, 1-15-30(G)	600	683
		3,189

Industrials – 0.5%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(G)	1,400	1,544
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(G)	450	473
		2,017

Materials – 1.1%
CEMEX S.A.B. de C.V. 5.200%, 9-17-30(G)	500	548
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(G)	1,146	1,186
Industrias Penoles S.A.B. de C.V.:
4.150%, 9-12-29(G)	700	787
5.650%, 9-12-49(G)	200	260
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10-4-27(G)	1,200	1,327
		4,108

Total Mexico - 3.3%		$12,268

Netherlands

Communication Services – 0.1%
Clear Channel International B.V. 6.625%, 8-1-25(G)	200	211
Ziggo B.V. 2.875%, 1-15-30(G)(I)	EUR173	215
Ziggo Secured Finance B.V.:
5.500%, 1-15-27(G)	$58	61
4.875%, 1-15-30(G)	97	102
		589

Consumer Discretionary – 0.4%
Prosus N.V.:
3.680%, 1-21-30(G)	1,110	1,207
2.031%, 8-3-32(G)(I)	EUR200	254
		1,461

Consumer Staples – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(G)	$650	666

Energy – 0.2%
Minejesa Capital B.V.:
4.625%, 8-10-30	200	215
5.625%, 8-10-37	200	220
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
5.093%, 1-15-30	112	125
6.750%, 6-3-50	70	87
		647

Financials – 0.3%
ASR Nederland N.V. 5.125%, 9-29-45(I)	EUR100	145
Syngenta Finance N.V. 5.182%, 4-24-28(G)	$725	777
		922

Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	400	396

6.750%, 3-1-28(D)	400	453
		849

Total Netherlands - 1.4%		$5,134

Nigeria

Financials – 0.3%
Africa Finance Corp. 4.375%, 4-17-26(G)	900	984

Total Nigeria - 0.3%		$984

Norway

Energy – 0.4%
Aker BP ASA:
4.750%, 6-15-24(G)	900	931
3.750%, 1-15-30(G)	700	735
		1,666

Total Norway - 0.4%		$1,666

Panama

Consumer Discretionary – 0.2%
Carnival Corp. 10.500%, 2-1-26(G)	736	857

Financials – 0.2%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(G)	800	819

Industrials – 0.0%
ENA Master Trust 4.000%, 5-19-48(D)(G)	200	215

Total Panama - 0.4%		$1,891

Peru

Consumer Discretionary – 0.2%
InRetail Shopping Malls 5.750%, 4-3-28(G)	600	647

Financials – 0.6%
Banco de Credito del Peru 4.250%, 4-1-23(G)	550	587
Banco Internacional del Peru S.A. 3.250%, 10-4-26(G)	1,500	1,588
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(G)	500	506
		2,681

Utilities – 0.5%
Fenix Power Peru S.A. 4.317%, 9-20-27	705	741
Kallpa Generacion S.A. 4.875%, 5-24-26(G)	1,000	1,101
		1,842

Total Peru - 1.3%		$5,170

Philippines

Industrials – 0.0%
International Container Terminal Services, Inc. 4.750%, 6-17-30	200	217

Total Philippines - 0.0%		$217

Russia

Materials – 0.0%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(G)	250	259

Total Russia - 0.0%		$259

Saint Lucia

Communication Services – 0.5%
Digicel International Finance Ltd. 8.750%, 5-25-24(G)	1,872	1,966

Total Saint Lucia - 0.5%		$1,966

South Korea

Communication Services – 0.2%
SK Telecom Co. Ltd. 3.750%, 4-16-23(G)	500	534

Financials – 0.4%
Hyundai Capital Services, Inc. 3.750%, 3-5-23(G)	900	957
Woori Bank 2.625%, 7-20-21(G)	750	759
		1,716

Total South Korea - 0.6%		$2,250

Spain

Financials – 0.4%
Banco Santander S.A. 2.706%, 6-27-24	1,400	1,495

Utilities – 0.2%
EnfraGen Energia Sur S.A.U. 5.375%, 12-30-30(G)	700	726

Total Spain - 0.6%		$2,221

Sweden

Information Technology – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 500 bps):
5.000%, 4-15-25(H)(I)	EUR200	250
5.000%, 4-15-25(G)(H)(I)	100	125
		375

Total Sweden - 0.1%		$375

Switzerland

Financials – 0.2%
Credit Suisse Group AG 4.282%, 1-9-28(G)	$700	809

Total Switzerland - 0.2%		$809

Turkey

Industrials – 0.4%
Koc Holding A.S. 6.500%, 3-11-25(G)	1,200	1,304
Mersin Uluslararasi Liman Isletmeciligi A.S. 5.375%, 11-15-24(G)	200	212
		1,516

Total Turkey - 0.4%		$1,516

United Arab Emirates

Consumer Discretionary – 0.2%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(G)	800	840

Financials – 0.4%
ICICI Bank Ltd. 4.000%, 3-18-26(G)	1,200	1,308
NBK Tier 1 Financing (2) Ltd. 4.500%, 5-27-68(G)	300	306
		1,614

Industrials – 0.1%
DP World plc 4.700%, 9-30-49	200	231

Total United Arab Emirates - 0.7%		$2,685

United Kingdom

Communication Services – 0.1%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(G)	400	408

Consumer Staples – 0.3%
Imperial Tobacco Finance plc 3.750%, 7-21-22(G)	1,100	1,147

Energy – 0.3%
EG Global Finance plc:
4.375%, 2-7-25(G)(I)	EUR186	223
6.250%, 10-30-25(G)(I)	109	137
Gazprom PJSC:
4.599%, 1-26-69(G)	$200	208
3.897%, 1-26-69(G)(I)	EUR220	277
KCA Deutag UK Finance plc 9.875%, 12-1-25	$257	266
		1,111

Financials – 1.7%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(G)	500	571
Ardonagh Midco 2 plc 11.500%, 1-15-27(G)	1,123	1,199
Barclays plc 4.337%, 1-10-28	700	804
Galaxy Bidco Ltd. 6.500%, 7-31-26(I)	GBP200	285
HSBC Holdings plc 4.583%, 6-19-29	$600	709
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	900	1,028
State Bank of India 4.375%, 1-24-24(G)	1,500	1,618
VMED O2 UK Financing I plc:
4.250%, 1-31-31(G)	92	94
3.250%, 1-31-31(G)(I)	EUR200	251
		6,559

Health Care – 0.1%
SYNLAB Bondco plc (3-Month EURIBOR plus 475 bps) 4.492%, 7-1-25(G)(H)(I)	200	249

Information Technology – 0.0%
Paymentsense Ltd. 8.000%, 10-15-25(G)(I)	GBP100	148

Materials – 0.1%
AngloGold Ashanti Holdings plc 6.500%, 4-15-40	$120	150
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.) 3.750%, 10-1-30	350	376
		526

Total United Kingdom - 2.6%		$10,148

United States

Communication Services – 4.8%
Advantage Sales & Marketing, Inc. 6.500%, 11-15-28(G)	1,246	1,318
Cable One, Inc. 4.000%, 11-15-30(G)	160	166
Cablevision Lightpath LLC 5.625%, 9-15-28(G)	227	237
Cars.com, Inc. 6.375%, 11-1-28(G)	284	301

CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8-15-30(G)	530	563
4.250%, 2-1-31(G)	97	102
4.500%, 5-1-32(G)	294	314
Clear Channel Outdoor Holdings, Inc. 5.125%, 8-15-27(G)	996	1,006
Clear Channel Worldwide Holdings, Inc. 9.250%, 2-15-24	706	715
Consolidated Communications, Inc. 6.500%, 10-1-28(G)	446	477
CSC Holdings LLC:
5.500%, 5-15-26(G)	300	312
5.375%, 2-1-28(G)	254	271
5.750%, 1-15-30(G)	248	272
4.125%, 12-1-30(G)	97	102
3.375%, 2-15-31(G)	97	95
DISH DBS Corp.:
5.875%, 11-15-24	354	371
7.750%, 7-1-26	620	694
7.375%, 7-1-28	133	142
Front Range BidCo, Inc. 4.000%, 3-1-27(G)	215	215
Frontier Communications Corp.:
10.500%, 9-15-22(A)	423	220
7.125%, 1-15-23(A)	350	170
7.625%, 4-15-24(A)	102	52
6.875%, 1-15-25(A)	1,296	629
11.000%, 9-15-25(A)	1,909	1,002
7.875%, 1-15-27(A)	17	8
5.875%, 10-15-27(G)	1,123	1,214
5.000%, 5-1-28(G)	341	355
6.750%, 5-1-29(G)	264	282
9.000%, 8-15-31(A)	43	21
7.450%, 7-1-35(A)	25	12
Hughes Satellite Systems Corp. 5.250%, 8-1-26	78	86
Lamar Media Corp. 3.750%, 2-15-28	217	223
Level 3 Financing, Inc. 3.625%, 1-15-29(G)	125	125
Ligado Networks LLC (15.500% Cash or 15.500% PIK) 15.500%, 11-1-23(G)(J)	892	865
MDC Partners, Inc. 6.500%, 5-1-24(G)	631	640
Northwest Fiber LLC 10.750%, 6-1-28(G)	162	185
West Corp. 8.500%, 10-15-25(G)	3,594	3,476
Windstream Escrow LLC 7.750%, 8-15-28(G)	1,416	1,426
		18,664

Consumer Discretionary – 6.5%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.) 8.750%, 7-15-25(G)	465	517
Academy Ltd. 6.000%, 11-15-27(G)	708	742
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	828	839
6.125%, 12-1-28(G)	733	757
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	438	456
4.750%, 3-1-30	771	827
Beacon Roofing Supply, Inc. 4.500%, 11-15-26(G)	176	184
Boyd Gaming Corp.

4.750%, 12-1-27	357	371
Carnival Corp.:
11.500%, 4-1-23(G)	325	376
7.625%, 3-1-26(G)	138	150
9.875%, 8-1-27(G)	283	326
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4-15-27	459	470
6.500%, 10-1-28(G)	227	246
Churchill Downs, Inc.:
5.500%, 4-1-27(G)	162	172
4.750%, 1-15-28(G)	55	58
Colt Merger Sub, Inc.:
6.250%, 7-1-25(G)	531	566
8.125%, 7-1-27(G)	816	903
Everi Payments, Inc. 7.500%, 12-15-25(G)	659	684
Golden Nugget, Inc. 6.750%, 10-15-24(G)	1,344	1,334
Group 1 Automotive, Inc. 4.000%, 8-15-28(G)	55	57
Guitar Center Escrow Issuer II, Inc. 8.500%, 1-15-26(G)	27	28
IAA Spinco, Inc. 5.500%, 6-15-27(G)	55	58
K. Hovnanian Enterprises, Inc. 10.500%, 2-15-26(G)	700	735
Ken Garff Automotive LLC 4.875%, 9-15-28(G)	143	149
L Brands, Inc.:
9.375%, 7-1-25(G)	121	149
6.625%, 10-1-30(G)	285	317
Lithia Motors, Inc.:
5.250%, 8-1-25(G)	105	109
4.625%, 12-15-27(G)	213	225
4.375%, 1-15-31(G)	476	510
Live Nation Entertainment, Inc. 4.750%, 10-15-27(G)	470	482
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.) 6.125%, 9-15-25(G)	380	405
Michaels Stores, Inc.:
8.000%, 7-15-27(G)	736	791
4.750%, 10-1-27(G)	142	146
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	509	611
10.250%, 2-1-26(G)	347	406
5.875%, 3-15-26(G)	137	144
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	429	466
5.875%, 10-1-30(G)	357	404
Nordstrom, Inc.:
4.375%, 4-1-30	400	393
5.000%, 1-15-44	373	349
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 8-15-26(G)(J)	40	40
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps) 5.750%, 7-15-25(G)(H)	75	67
POWDR Corp. 6.000%, 8-1-25(G)	144	151
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(G)	47	50

7.250%, 11-15-29(G)	47	52
Service Corp. International 5.125%, 6-1-29	341	378
Six Flags Theme Parks, Inc. 7.000%, 7-1-25(G)	52	56
Sonic Automotive, Inc. 6.125%, 3-15-27	213	224
Staples, Inc.:
7.500%, 4-15-26(G)	4,500	4,699
10.750%, 4-15-27(G)	1,335	1,328
Tenneco, Inc. 7.875%, 1-15-29(G)	28	32
Volkswagen Group of America, Inc. 4.250%, 11-13-23(G)	400	440
		24,429

Consumer Staples – 1.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	850	1,002
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2-15-28(G)	55	62
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(G)	363	423
5.500%, 1-15-30(G)	202	232
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	775	943
NBM U.S. Holdings, Inc. 7.000%, 5-14-26	200	218
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(G)	170	174
5.875%, 9-30-27(G)	636	690
Reynolds American, Inc. 4.450%, 6-12-25	800	911
		4,655

Energy – 2.2%
Ascent Resources Utica Holdings LLC and ARU Finance Corp. 8.250%, 12-31-28(G)	27	27
Bellatrix Exploration Ltd. 8.500%, 9-11-23(A)	228	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK) 9.500%, 12-15-23(A)(J)	249	—
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	115
6.375%, 7-1-26	173	89
Comstock Escrow Corp. 9.750%, 8-15-26	2,004	2,149
Continental Resources, Inc. 5.750%, 1-15-31(G)	265	294
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp. 6.250%, 4-1-23	284	285
Crownrock L.P. 5.625%, 10-15-25(G)	1,333	1,360
CVR Energy, Inc. 5.250%, 2-15-25(G)	259	250
Endeavor Energy Resources L.P. 5.500%, 1-30-26(G)	513	526

Endeavor Energy Resources L.P. and EER Finance, Inc. 6.625%, 7-15-25(G)	324	347
Laredo Petroleum, Inc.:
9.500%, 1-15-25	705	613
10.125%, 1-15-28(D)	470	400
Moss Creek Resources Holdings, Inc. 7.500%, 1-15-26(G)	538	409
Nine Energy Service, Inc. 8.750%, 11-1-23(G)	375	167
PBF Holding Co. LLC:
9.250%, 5-15-25(G)	524	514
6.000%, 2-15-28	234	134
QEP Resources, Inc. 5.625%, 3-1-26	37	41
Rattler Midstream L.P. 5.625%, 7-15-25(G)	290	306
		8,026

Financials – 5.6%
Alliance Data Systems Corp. 4.750%, 12-15-24(G)	662	668
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc. 4.250%, 10-15-27(G)	307	314
Bank of America Corp. 3.593%, 7-21-28	900	1,022
BBVA Bancomer S.A.:
6.500%, 3-10-21(G)	265	268
1.875%, 9-18-25(G)	600	606
5.875%, 9-13-34(G)	400	456
BCPE Cycle Merger Sub II, Inc. 10.625%, 7-15-27(G)	990	1,094
Citigroup, Inc. 3.520%, 10-27-28	950	1,074
Compass Group Diversified Holdings LLC 8.000%, 5-1-26(G)	1,398	1,468
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	750	757
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	1,000	1,158
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	777
INTL FCStone, Inc. 8.625%, 6-15-25(G)	634	690
JPMorgan Chase & Co.:
3.540%, 5-1-28	800	914
4.000%, 10-1-68	400	406
MetLife, Inc. 10.750%, 8-1-39	530	907
MSCI, Inc. 3.875%, 2-15-31(G)	92	97
NFP Corp. 6.875%, 8-15-28(G)	3,264	3,485
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6-15-25(G)	1,189	1,219
Refinitiv U.S. Holdings, Inc. 8.250%, 11-15-26(G)	1,135	1,239
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(G)	400	409
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):

5.000%, 1-31-28(G)	175	197
4.750%, 1-15-30(G)	387	414
Wells Fargo & Co. 4.300%, 7-22-27	875	1,025
		20,664

Health Care – 3.0%
Bausch Health Cos., Inc.:
9.250%, 4-1-26(G)	446	498
8.500%, 1-31-27(G)	929	1,033
Bayer U.S. Finance II LLC 2.850%, 4-15-25(G)	1,000	1,060
Catalent Pharma Solutions, Inc. 2.375%, 3-1-28(G)(I)	EUR184	226
Charles River Laboratories International, Inc. 4.250%, 5-1-28(G)	$92	96
Encompass Health Corp.:
4.750%, 2-1-30	55	59
4.625%, 4-1-31	92	98
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(G)	600	601
4.500%, 1-15-23(G)	1,100	1,168
Heartland Dental LLC 8.500%, 5-1-26(G)	894	923
Hologic, Inc. 3.250%, 2-15-29(G)	300	305
IQVIA, Inc. 5.000%, 5-15-27(G)	92	98
Molina Healthcare, Inc. 3.875%, 11-15-30(G)	92	99
P&L Development LLC and PLD Finance Corp. 7.750%, 11-15-25(G)	708	761
Par Pharmaceutical, Inc. 7.500%, 4-1-27(G)	510	553
Prestige Brands, Inc. (GTD by Prestige Consumer Healthcare, Inc.) 5.125%, 1-15-28(G)	74	79
Providence Service Corp. (The) 5.875%, 11-15-25(G)	424	448
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc. 9.750%, 12-1-26(G)	871	960
Surgery Center Holdings, Inc. 10.000%, 4-15-27(G)	1,272	1,406
Syneos Health, Inc. 3.625%, 1-15-29(G)	104	104
Teleflex, Inc. 4.250%, 6-1-28(G)	92	98
Verscend Holding Corp. 9.750%, 8-15-26(G)	938	1,017
		11,690

Industrials – 2.5%
ABC Supply Co., Inc. 4.000%, 1-15-28(G)	92	95
Ahern Rentals, Inc. 7.375%, 5-15-23(G)	770	562
APX Group, Inc. (GTD by APX Group Holdings, Inc.) 7.625%, 9-1-23(D)	406	421
BAE Systems Holdings, Inc. 3.800%, 10-7-24(G)	500	556
Boeing Co. (The) 4.508%, 5-1-23	650	703
Clean Harbors, Inc.

5.125%, 7-15-29(G)	74	81
CP Atlas Buyer, Inc. 7.000%, 12-1-28(G)	141	146
JELD-WEN, Inc. 6.250%, 5-15-25(G)	115	124
Mileage Plus Holdings LLC 6.500%, 6-20-27(G)	144	155
Prime Security Services Borrower LLC and Prime Finance, Inc. 6.250%, 1-15-28(G)	352	378
Sensata Technologies B.V. 3.750%, 2-15-31(G)	55	57
Sensata Technologies, Inc. 4.375%, 2-15-30(G)	55	59
Standard Industries, Inc.:
2.250%, 11-21-26(G)(I)	EUR100	123
4.750%, 1-15-28(G)	$11	12
4.375%, 7-15-30(G)	65	69
3.375%, 1-15-31(G)	179	180
TransDigm UK Holdings plc 6.875%, 5-15-26	513	542
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5-15-25	215	221
6.375%, 6-15-26	287	297
7.500%, 3-15-27	474	506
5.500%, 11-15-27	1,248	1,312
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 3.875%, 11-15-27	60	63
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	1,291	1,232
9.000%, 11-15-26(G)	1,883	1,782
13.125%, 11-15-27(G)	142	114
		9,790

Information Technology – 1.2%
ACI Worldwide, Inc. 5.750%, 8-15-26(G)	72	76
Booz Allen Hamilton, Inc. 3.875%, 9-1-28(G)	213	219
Boxer Parent Co., Inc. 6.500%, 10-2-25(G)(I)	EUR100	129
Brightstar Escrow Corp. 9.750%, 10-15-25(G)	$390	417
Entegris, Inc. 4.375%, 4-15-28(G)	137	146
Gartner, Inc.:
4.500%, 7-1-28(G)	55	58
3.750%, 10-1-30(G)	74	78
Itron, Inc. 5.000%, 1-15-26(G)	817	835
J2 Global, Inc. 4.625%, 10-15-30(G)	170	179
NCR Corp.:
5.750%, 9-1-27(G)	136	145
5.000%, 10-1-28(G)	424	447
6.125%, 9-1-29(G)	174	193
5.250%, 10-1-30(G)	141	151
Open Text Corp. and Open Text Holdings, Inc. 4.125%, 2-15-30(G)	74	79
Qorvo, Inc. 3.375%, 4-1-31(G)	92	95
Riverbed Technology, Inc. and Project Homestake Merger Corp. 8.875%, 3-1-23(G)	791	542
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):

9.250%, 4-15-25(G)	130	155
7.375%, 9-1-25(G)	57	62
Science Applications International Corp. 4.875%, 4-1-28(G)	607	643
Shift4 Payments LLC and Shift4 Payments Finance Sub, Inc. 4.625%, 11-1-26(G)	74	77
SS&C Technologies Holdings, Inc. 5.500%, 9-30-27(G)	130	139
		4,865

Materials – 1.0%
Arconic Corp. 6.000%, 5-15-25(G)	92	98
Crown Americas LLC and Crown Americas Capital Corp. IV 4.500%, 1-15-23(D)	26	27
Crown Americas LLC and Crown Americas Capital Corp. V 4.250%, 9-30-26	147	162
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC) 3.500%, 3-15-28(G)	415	430
GUSAP III L.P. 4.250%, 1-21-30(G)	1,100	1,228
Hillman Group, Inc. (The) 6.375%, 7-15-22(G)	2,039	2,024
Ingevity Corp. 3.875%, 11-1-28(G)	74	75
Novelis Corp. (GTD by Novelis, Inc.) 4.750%, 1-30-30(G)	74	80
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A. 5.125%, 7-15-23(G)	2	2
Silgan Holdings, Inc. 4.125%, 2-1-28	92	96
Valvoline, Inc. 4.250%, 2-15-30(G)	55	58
		4,280

Real Estate – 0.7%
Aircastle Ltd. 4.400%, 9-25-23	800	848
Crown Castle International Corp. 3.700%, 6-15-26	1,100	1,239
Hilton Domestic Operating Co., Inc.:
5.750%, 5-1-28(G)	209	227
3.750%, 5-1-29(G)	159	166
SBA Communications Corp. 3.875%, 2-15-27(G)	74	78
Service Properties Trust 5.500%, 12-15-27	55	60
VICI Properties L.P. and VICI Note Co., Inc. 4.125%, 8-15-30(G)	92	97
		2,715

Utilities – 0.5%
Clearway Energy Operating LLC:
5.750%, 10-15-25	371	391
4.750%, 3-15-28(G)	55	59

HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4-15-25(G)	1,028	1,100
3.750%, 9-15-30(G)	214	222
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC) 4.500%, 9-15-27(G)	55	62
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC) 4.500%, 8-15-28(G)	55	58
		1,892

Total United States - 29.2%		$111,670

Uruguay

Industrials – 0.1%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(G)	400	428

Total Uruguay - 0.1%		$428

Venezuela

Financials – 0.5%
Corporacion Andina de Fomento:
4.375%, 6-15-22	1,500	1,578
2.375%, 5-12-23	320	332
		1,910

Total Venezuela - 0.5%		$1,910

Vietnam

Energy – 0.1%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(G)	400	419

Total Vietnam - 0.1%		$419

TOTAL CORPORATE DEBT SECURITIES – 60.7%		$230,801
(Cost: $219,575)

MORTGAGE-BACKED SECURITIES

Cayman Islands – 0.8%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps) 6.237%, 10-15-27(G)(H)	1,000	931
Diameter Credit Funding II Ltd., Series 2019-2A, Class A 3.940%, 1-25-38(G)	1,000	1,004
Diameter Credit Funding II Ltd., Series 2019-2A, Class B 4.540%, 1-25-38(G)	500	502
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps) 3.737%, 4-15-33(G)(H)	250	251

Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps) 8.220%, 4-15-33(G)(H)	250	245
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps) 5.772%, 1-28-30(G)(H)	150	138
		3,071

United States – 0.7%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 4.259%, 4-15-35(G)(H)	600	474
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps) 4.034%, 12-15-36(G)(H)	400	261
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 2.998%, 2-25-23(G)(H)	2,000	1,966
		2,701

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$5,772
(Cost: $6,137)

OTHER GOVERNMENT SECURITIES(L)

Argentina – 0.2%
Republic of Argentina:
1.000%, 7-9-29	57	25
0.125%, 7-9-30	1,649	668
		693

Bahamas – 0.2%
Commonwealth of Bahamas 8.950%, 10-15-32(G)	800	872

Colombia – 0.0%
Republic of Colombia 3.125%, 4-15-31	200	212

Columbia – 0.5%
Republic of Colombia:
2.625%, 3-15-23	1,100	1,136
4.500%, 3-15-29	800	925
		2,061

Costa Rica – 0.1%
Costa Rica Government Bond 4.250%, 1-26-23(G)	400	383

Dominican Republic – 0.1%
Dominican Republic Government Bond 4.875%, 9-23-32(G)	200	221

Egypt – 0.1%
Arab Republic of Egypt 5.750%, 5-29-24(G)	250	267

Indonesia – 1.4%
Republic of Indonesia:
3.750%, 4-25-22(G)	1,750	1,820
2.950%, 1-11-23	2,400	2,503
3.850%, 10-15-30	900	1,046
		5,369

Israel – 0.2%
Israel Government Bond 2.750%, 7-3-30	700	772

Mexico – 0.4%
United Mexican States:
4.150%, 3-28-27	600	692
3.250%, 4-16-30(D)	654	706
		1,398

Morocco – 0.1%
Kingdom of Morocco 2.375%, 12-15-27(G)	500	502

Panama – 0.3%
Republic of Panama 3.750%, 4-17-26	900	981

Peru – 0.3%
Republic of Peru 2.392%, 1-23-26	1,000	1,067

Poland – 0.1%
Republic of Poland 5.125%, 4-21-21	500	507

Qatar – 0.2%
Qatar Government Bond 2.375%, 6-2-21(G)	800	806

Saudi Arabia – 0.4%
Saudi Arabia Government Bond:
2.375%, 10-26-21(G)	500	507
2.875%, 3-4-23(G)	1,000	1,047
		1,554

Serbia – 0.2%
Republic of Serbia:
7.250%, 9-28-21(G)	250	262
2.125%, 12-1-30(G)	400	395
		657

South Africa – 0.1%
Republic of South Africa 4.875%, 4-14-26	200	219

Uruguay – 0.2%
Republica Orient Uruguay 4.500%, 8-14-24(D)	600	662

Uzbekistan – 0.1%
Republic of Uzbekistan 4.750%, 2-20-24(G)	250	271

Vietnam – 0.1%
Vietnam Government Bond 4.800%, 11-19-24(G)	250	280

TOTAL OTHER GOVERNMENT SECURITIES – 5.3%		$19,754
(Cost: $18,834)

LOANS (H)

Information Technology – 0.3%
Kronos Acquisition Holdings, Inc. 0.000%, 12-17-26(M)	1,084	1,082

Total Canada - 0.3%		$1,082

France

Health Care – 0.1%
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps) 3.000%, 7-9-26(I)	EUR250	301

Total France - 0.1%		$301

Germany

Consumer Discretionary – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps) 3.250%, 3-31-27(I)	250	300

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps) 3.500%, 8-21-26(I)	250	302

Total Germany - 0.2%		$602

Ireland

Financials – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps) 5.000%, 11-21-24	$274	273

Total Ireland - 0.1%		$273

Luxembourg

Communication Services – 0.4%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps) 2.750%, 5-15-26(I)	EUR153	186
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps) 8.000%, 11-27-23(A)	$906	917
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps) 6.500%, 7-13-21	395	402
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps) 2.250%, 4-30-29(I)	EUR250	305
		1,810

Materials – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 4.403%, 7-28-24(C)	$340	308
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps) 4.504%, 7-28-24(C)	3	2
LSF11 Skyscraper Holdco S.a.r.l. 0.000%, 9-30-27(I)(M)	EUR250	306
		616

Total Luxembourg - 0.6%		$2,426

Netherlands

Communication Services – 0.4%
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps) 2.500%, 4-30-29(I)	500	607
Ziggo B.V. (3-Month EURIBOR plus 300 bps) 3.000%, 1-31-29(I)	500	609
		1,216

Consumer Staples – 0.1%
Upfield B.V. (3-Month EURIBOR plus 350 bps):
3.500%, 7-2-25	250	300
		300

Total Netherlands - 0.5%		$1,516

Saint Lucia

Communication Services – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps)

3.510%, 5-27-24	$483	440

Total Saint Lucia - 0.1%		$440

Spain

Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps) 2.250%, 11-15-27(I)	EUR248	302

Total Spain - 0.1%		$302

Sweden

Information Technology – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps) 4.000%, 7-14-26(I)	500	612

Total Sweden - 0.2%		$612

United Kingdom

Consumer Discretionary – 0.2%
EG Finco Ltd. (3-Month EURIBOR plus 400 bps) 4.000%, 2-5-25(I)	495	591

Consumer Staples – 0.2%
Refresco Holding B.V. (ICE LIBOR plus 400 bps) 4.048%, 3-28-25(I)	GBP500	672

Financials – 0.3%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps) 4.500%, 12-11-26(I)	EUR250	306
VMED O2 UK Holdco 4 Ltd. 0.000%, 1-31-29(I)(M)	500	613
		919

Health Care – 0.2%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps) 5.295%, 4-4-25(I)	GBP500	661

Total United Kingdom - 0.9%		$2,843

United States

Communication Services – 2.6%
Advantage Sales & Marketing, Inc. 0.000%, 10-28-27(M)	$1,052	1,047
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps) 6.000%, 10-28-27	58	58
CenturyLink, Inc. (ICE LIBOR plus 200 bps) 2.147%, 1-31-25	887	868
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps) 3.714%, 8-21-26	1,180	1,134
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps) 5.750%, 10-2-27	818	820
Frontier Communications Corp. 0.000%, 3-15-24(A)(M)	17	16
Frontier Communications Corp. (ICE LIBOR plus 475 bps)

5.750%, 10-8-21	250	251
Iridium Satellite LLC (ICE LIBOR plus 375 bps) 4.750%, 11-4-26	248	249
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps) 2.905%, 9-19-26	216	214
Northwest Fiber LLC (ICE LIBOR plus 550 bps) 5.653%, 5-1-27	1,212	1,214
Radiate Holdco LLC (1-Month ICE LIBOR plus 350 bps) 4.250%, 9-25-26	250	250
Recorded Books, Inc. (ICE LIBOR plus 425 bps) 4.395%, 8-31-25	419	416
West Corp. (3-Month ICE LIBOR plus 400 bps) 5.000%, 10-10-24	2,583	2,497
Windstream Services LLC (ICE LIBOR plus 625 bps) 7.250%, 9-21-27	515	503
		9,537

Consumer Discretionary – 3.3%
Asurion LLC (ICE LIBOR plus 600 bps) 6.647%, 8-4-25	687	691
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps) 4.647%, 7-20-25	249	250
CCM Merger, Inc. (ICE LIBOR plus 375 bps) 4.500%, 11-4-25	250	249
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 6.127%, 12-9-21(A)	794	40
CNT Holdings I Corp. (ICE LIBOR plus 375 bps) 7.500%, 11-8-27	353	352
CNT Holdings I Corp. (ICE LIBOR plus 675 bps) 7.500%, 11-6-28(C)	375	381
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 5.391%, 11-9-21	800	799
GT Polaris, Inc. (ICE LIBOR plus 400 bps) 5.000%, 9-24-27	249	250
Hayward Industries, Inc. (ICE LIBOR plus 375 bps) 4.500%, 8-4-26(C)	250	249
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 5.141%, 8-9-21	120	121
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 6.250%, 6-8-25	195	194
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps):
0.000%, 10-16-23(M)	422	405
6.000%, 10-16-23	1,082	1,039
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps)

10.250%, 5-21-24	784	712
Midas Intermediate Holdco II LLC 0.000%, 12-22-25(M)	110	111
New Cotai LLC (14.000% Cash or 14.000% PIK) 14.000%, 9-10-25(J)	112	113
NPC International, Inc. (ICE LIBOR plus 750 bps) 8.500%, 4-18-25(A)	616	37
Party City Holdings, Inc. 0.000%, 8-19-22(M)	29	27
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
3.250%, 8-19-22	1,068	986
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps) 3.750%, 10-19-23	85	84
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 4.250%, 1-26-23	551	526
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 4.397%, 6-15-25	786	779
Staples, Inc. (ICE LIBOR plus 500 bps) 5.214%, 4-12-26	2,049	1,980
Talbots, Inc. (The) (ICE LIBOR plus 700 bps) 8.000%, 11-28-22	692	516
TRLG Intermediate Holdings LLC 10.000%, 10-27-22(A)	146	64
United PF Holdings LLC (ICE LIBOR plus 400 bps) 4.254%, 12-30-26	764	713
United PF Holdings LLC (ICE LIBOR plus 850 bps) 9.500%, 11-12-26(C)	174	173
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps) 8.000%, 12-16-28	101	101
Woof Holdings LLC (ICE LIBOR plus 375 bps) 4.500%, 12-16-27	162	162
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps) 7.250%, 12-9-28(C)	234	236
		12,340

Energy – 0.6%
ChampionX Holding, Inc. (ICE LIBOR plus 500 bps) 6.000%, 6-3-27(C)	268	272
EG America LLC (ICE LIBOR plus 400 bps) 4.254%, 2-5-25	289	285
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps) 5.260%, 3-1-26	1,097	756
Foresight Energy LLC (ICE LIBOR plus 800 bps) 9.500%, 6-29-27	354	407
McDermott Technology Americas, Inc. (ICE LIBOR plus 400 bps) 1.146%, 6-30-25	174	113

McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps) 0.000%, 5-10-25(A)(M)	504	83
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 9.250%, 3-15-22	84	76
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK) 15.000%, 3-15-29(C)(J)	552	221
		2,213

Financials – 1.1%
Alliant Holdings Intermediate LLC (1-Month ICE LIBOR plus 375 bps) 4.250%, 11-6-27	249	249
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps) 4.647%, 2-28-25	1,609	1,552
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps) 5.000%, 12-3-26	650	651
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 6.897%, 7-20-26	780	780
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.250%, 8-25-23	1,073	806
Lealand Finance Co. B.V. 0.000%, 6-30-24(C)(M)	4	3
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps) 3.146%, 6-30-24(C)	14	11
		4,052

Health Care – 1.6%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps) 4.250%, 8-30-24	242	242
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 3.688%, 5-4-25	195	190
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 5.250%, 10-20-23	144	143
Concordia International Corp. (ICE LIBOR plus 550 bps) 6.500%, 9-6-24	269	263
Heartland Dental LLC (ICE LIBOR plus 375 bps) 3.647%, 4-30-25	1,270	1,237
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3-9-25(C)	164	159
4.507%, 3-17-25(C)	42	41
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps) 4.250%, 8-31-24	1,573	1,544
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps) 9.000%, 8-31-24	61	62
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps)

5.188%, 6-26-26	1,908	1,897
		5,778

Industrials – 2.3%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 5.650%, 6-8-25	157	148
Array Technologies, Inc. (ICE LIBOR plus 400 bps) 5.000%, 10-14-27	85	83
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps):
5.004%, 11-1-26	156	155
CP Atlas Buyer, Inc. (1-Month ICE LIBOR plus 450 bps):
5.250%, 11-23-27	804	805
Form Technologies LLC 0.000%, 1-28-22(M)	291	275
Form Technologies LLC (ICE LIBOR plus 325 bps) 4.250%, 1-28-22	534	505
Form Technologies LLC (ICE LIBOR plus 850 bps) 9.500%, 1-30-23(C)	2,563	2,146
Garda World Security Corp. (ICE LIBOR plus 475 bps) 4.900%, 10-30-26	164	164
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps) 4.647%, 5-1-25	247	246
LBM Acquisition LLC 0.000%, 12-18-27(M)	45	46
LBM Acquisition LLC (1-Month ICE LIBOR plus 375 bps) 4.500%, 12-8-27	205	205
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps) 6.250%, 6-20-27	177	184
PAE Holding Corp. (ICE LIBOR plus 450 bps) 5.250%, 10-19-27	3,077	3,081
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 5.750%, 9-8-23(C)	144	117
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps) 4.147%, 11-2-27	250	251
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps) 2.647%, 11-1-26	17	17
WaterBridge Midstream Operating LLC 0.000%, 6-21-26(M)	55	47
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps) 6.750%, 6-21-26	153	131
		8,606

Information Technology – 3.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps) 8.000%, 9-19-25	278	279
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps) 5.000%, 6-29-27	422	421

CommerceHub, Inc. (1-Month ICE LIBOR plus 400 bps) 4.750%, 12-2-27	541	540
CommerceHub, Inc. (1-Month ICE LIBOR plus 700 bps) 7.750%, 12-2-28	573	574
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps) 8.250%, 5-1-25	625	487
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps) 4.000%, 5-1-24	909	849
DCert Buyer, Inc. (ICE LIBOR plus 400 bps) 4.147%, 10-16-26	496	495
Delta Topco, Inc. (ICE LIBOR plus 375 bps) 4.500%, 12-1-27	250	250
E2open LLC 0.000%, 10-29-27(M)	250	249
Greeneden U.S. Holdings II LLC 0.000%, 12-1-27(M)	EUR500	610
Informatica LLC 7.125%, 2-25-25	$1,685	1,712
Milano Acquisition Corp. (ICE LIBOR plus 400 bps) 4.750%, 10-1-27	1,203	1,201
Mitchell International, Inc. (ICE LIBOR plus 725 bps) 7.397%, 11-30-25	237	229
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 4.652%, 11-30-25	1,644	1,483
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 8.902%, 11-30-26	534	268
Output Services Group, Inc. (ICE LIBOR plus 425 bps) 5.500%, 3-27-24	243	178
Riverbed Technology, Inc. 0.000%, 12-30-25(M)	259	257
Riverbed Technology, Inc. (6.500% Cash or 4.500% PIK) 0.000%, 12-30-26(J)(M)	1,297	1,025
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps) 4.250%, 4-24-22	1,058	1,016
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps) 7.500%, 5-3-27	139	143
		12,266

Materials – 0.7%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps) 4.750%, 11-24-27	250	250
Asplundh Tree Expert LLC (3-Month U.S. LIBOR plus 250 bps) 2.500%, 9-4-27	249	250
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 6.250%, 4-5-24	127	108
Diamond BC B.V. (ICE LIBOR plus 500 bps) 6.000%, 9-6-24(C)	249	249

Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps) 4.147%, 5-31-25	1,123	1,117
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps) 4.750%, 11-5-27	250	250
		2,224

Real Estate – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 7.000%, 1-1-22	928	942

Utilities – 0.1%
Pacific Gas and Electric Co. (ICE LIBOR plus 225 bps) 5.500%, 1-1-22	249	252

Total United States - 15.9%		$58,210

TOTAL LOANS – 19.0%		$68,607
(Cost: $69,907)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 2.500%, 6-15-39	328	333
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40	146	147
3.000%, 2-25-44	116	123
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4-20-34	56	59
		662

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$662
(Cost: $658)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 5.2%
U.S. Treasury Notes:
2.875%, 7-31-25	1,735	1,936
0.250%, 10-31-25	3,500	3,484
2.250%, 11-15-25	2,250	2,457
0.375%, 11-30-25	3,500	3,504
1.625%, 10-31-26	400	426
0.375%, 7-31-27	1,700	1,677
0.500%, 8-31-27	1,000	994
0.375%, 9-30-27	1,800	1,772
0.500%, 10-31-27	3,000	2,975
0.625%, 11-30-27	400	400
		19,625

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.2%		$19,625
(Cost: $19,171)

SHORT-TERM SECURITIES	Shares

Money Market Funds(N) – 5.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	17,622	17,622

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(O)	4,219	4,219
		21,841

TOTAL SHORT-TERM SECURITIES – 5.8%		$21,841
(Cost: $21,841)

TOTAL INVESTMENT SECURITIES – 101.0%		$379,849
(Cost: $372,154)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(3,824)

NET ASSETS – 100.0%		$376,025

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $4,201 are on loan.

(E)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
EP Energy Corp.	10-1-20	4	$78	$141
Foresight Energy L.P.	6-30-20 – 9-8-20	42	829	698
New Cotai Participation Corp., Class B	9-29-20	414	3,633	2,027
Pinnacle Agriculture Enterprises LLC	7-17-20	1	177	–
Studio City International Holdings Ltd. ADR	8-5-20	19	297	226
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,567
			$6,638	$4,659

The total value of these securities represented 1.2% of net assets at December 31, 2020.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $191,937 or 51.0% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at December 31, 2020.

(O)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,490	U.S. Dollar	1,945	1-29-21	JPMorgan Securities LLC	$—	$93
Euro	4,880	U.S. Dollar	5,716	1-29-21	JPMorgan Securities LLC	—	249
U.S. Dollar	305	British Pound	230	1-29-21	JPMorgan Securities LLC	10	—
U.S. Dollar	1,353	Euro	1,110	1-29-21	JPMorgan Securities LLC	3	—
Euro	5,186	U.S. Dollar	6,719	9-30-21	JPMorgan Securities LLC	345	—
						$358	$342

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,063	$—	$2,027
Energy	237	141	909
Health Care	—	31	—
Materials	—	25	—
Total Common Stocks	$1,300	$197	$2,936
Preferred Stocks	—	1,567	—
Warrants	5	—	—
Asset-Backed Securities	—	6,782	—
Corporate Debt Securities	—	230,801	—
Mortgage-Backed Securities	—	5,772	—
Other Government Securities	—	19,754	—
Loans	—	64,039	4,568
United States Government Agency Obligations	—	662	—
United States Government Obligations	—	19,625	—
Short-Term Securities	21,841	—	—
Total	$23,146	$349,199	$7,504
Forward Foreign Currency Contracts	$—	$358	$—

Liabilities
Forward Foreign Currency Contracts	$—	$342	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$2,665	$3,370

Net realized gain (loss)	-	-*

Net change in unrealized appreciation (depreciation)	60	605

Purchases	-	876

Sales	-	(733)

Amortization/Accretion of premium/discount	-	27

Transfers into Level 3 during the period	211	1,738

Transfers out of Level 3 during the period	-	(1,315)

Ending Balance 12-31-20	$2,936	$4,568

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-20	$60	$600

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-20	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$2,027	Market approach	Illiquidity discount	10%
	698	Market approach	Illiquidity discount	30%
	211	Market approach	Book value	0

Loans	4,568	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$372,154

Gross unrealized appreciation	19,986

Gross unrealized depreciation	(12,291)

Net unrealized appreciation	$7,695